SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION	SHARE-BASED COMPENSATION
The Manager, the Asset Management Company, and the Corporation have granted share-based compensation awards to certain employees and directors of the Manager, under a number of compensation plans (the “Equity Plans”). The Equity Plans provide for the granting of share options, restricted shares, escrowed shares and deferred share and restricted share units which contain certain service or performance requirements of the Manager or the Corporation.
During the three months ended June 30, 2024, no stock options were issued. During the six months ended June 30, 2024, the Manager granted 6.1 million (2023 - 7.9 million) stock options at a weighted average exercise price of $40.07 (2023 - $35.13). The compensation expense was calculated using the Black-Scholes method of valuation, assuming an average 7.5 year term (2023 - 7.5 year term), 29.2% volatility (2023 - 28.5%), a weighted average expected dividend yield of 4.8% annually (2023 - 4.6%), a risk-free rate of 4.2% (2023 - 3.9%) and a liquidity discount of 25% (2023 - 25%), with a fair value of $6.12 per unit (2023 - $5.26). The total fair value of the options granted was $37.5 million (2023 - $41.3 million).
During the three and six months ended June 30, 2024 the Manager did not grant any escrowed shares. In the prior period, the manager granted 4.8 million escrowed shares at a weighted average exercise price of $35.13. The compensation expense for the period ended June 30, 2023, was calculated using the Black-Scholes method of valuation, assuming an average 7.5 year term, 28.5% volatility, a weighted average expected dividend yield of 4.6% annually, a risk-free rate of 3.9% and a liquidity discount of 25%, with a fair value of $5.26 per unit. The total fair value of the escrowed shares granted was $25.2 million.
The expenses of the share-based compensation are recognized on the financial statements of the Manager and are summarized in the following table:

	Three Months Ended		Six Months Ended
FOR THE PERIODS ENDED JUNE 30, (MILLIONS)	2024	2023	2024	2023
Expense arising from equity classified share-based payment transactions:
Management Share Option Plan	$1	$3	$5	$5
Escrowed Stock Plan	11	5	22	10
Restricted Stock Plan	3	1	4	3
	$15	$9	$31	$18

(Recovery) expense arising from cash-settled share-based payment transactions
Deferred Share Unit Plan	$(5)	$3	$17	$19
Restricted Share Unit Plan	—	2	5	8
	$(5)	$5	$22	$27
Management Share Option Plan
The Manager recognizes any awards associated with the existing Equity Plans for its employees irrespective of whether the awards were granted by the Corporation or the Manager. Options issued under the Management Share Option Plan (“MSOP”) of both the Corporation and the Manager vest over a period of up to five years, expire ten years after the grant date and are settled through issuance of Class A shares of the Corporation or the Manager. The exercise price is equal to the market price at the grant date.
For the three and six months ended June 30, 2024, the total expense incurred by the Manager with respect to MSOP totaled $1 million and $5 million, respectively (2023 - $3 million and $5 million).
Escrowed Stock Plan
The Escrowed Stock ("ES") shares generally vest over five years and must be held to the fifth anniversary of the grant date. At a date no more than ten years from the grant date, all outstanding ES shares will be exchanged for Class A shares issued by the Corporation or the Manager based on the market value of the respective Class A shares at the time of the exchange. The number of Class A shares issued on exchange will be less than the Class A shares purchased under the ES Plan resulting in a net reduction in the number of Class A shares issued by the Manager.
For the three and six months ended June 30, 2024, the total expense incurred with respect to the ES Plan totaled $11 million and $22 million, respectively (2023 - $5 million and $10 million).
Restricted Stock Plan
The Restricted Stock Plan awards executives with Class A shares of the Corporation and the Manager purchased on the open market (“Restricted Shares”). Under the Restricted Stock Plan, Restricted Shares awarded vest over a period of up to five years, except for Restricted Shares awarded in lieu of a cash bonus, which may vest immediately. Vested and unvested Restricted Shares are subject to a hold period of up to five years. Holders of Restricted Shares are entitled to vote Restricted Shares and to receive associated dividends. Employee compensation expense for the Restricted Stock Plan is charged against income over the vesting period.
Compensation expense recognized for the three and six months ended June 30, 2024 was $3 million and $4 million, respectively (2023 - $1 million and $3 million).
Deferred Share Unit Plan
The Deferred Share Unit ("DSU") Plan provides for the issuance of DSUs. Under the plan, qualifying employees and directors receive varying percentages of their annual incentive bonus or directors’ fees in the form of DSUs. The DSUs vest over periods of up to five years, and accumulate additional DSUs at the same rate as dividends on Class A shares of the Corporation and the Manager based on the market value of the Class A shares of the Manager at the time of the dividend. Participants may convert vested DSUs into cash upon retirement or cessation of employment.
The value of these DSUs, when converted to cash, will be equivalent to the market value of the Class A shares of the Corporation and the Manager at the time the conversion takes place. The fair value of the vested DSUs as at June 30, 2024 was $348 million (December 31, 2023 – $336 million).
Employee compensation expense for these plans is charged against income over the vesting period of the DSUs. As these awards are classified as liabilities, the amount payable in respect of vested DSUs changes as a result of dividends and share price movements. All of the amounts attributable to changes in the amounts payable by the company are recorded as employee compensation expense in the period of the change. For awards issued as part of the Arrangement, the mark-to-market movement in the awards is recoverable from the Asset Management Company. For the three and six months ended June 30, 2024, employee compensation (recovery)/expense totaled $(5) million and $17 million, respectively (2023 - $3 million and $19 million ), due to a change in the underlying share price.
Restricted Share Unit Plan
The Restricted Share Unit ("RSU") Plan provides for the issuance of RSUs. Under the plan, qualifying employees and directors receive varying percentages of their annual incentive bonus or directors’ fees in the form of RSUs. The RSUs vest over periods of up to five years. Participants may convert vested RSUs into cash upon retirement or cessation of employment.
The value of the RSUs, when converted into cash, will be equivalent to the difference between the market price of equivalent number of Class A shares of the Corporation or the Manager at the time the conversion takes place and the market price on the date the RSUs are granted. Employee compensation expense for these plans is charged against income over the vesting period of the RSUs. As these awards are liability classified, the amount payable in respect of vested RSUs changes as a result of dividends and share price movements. All of the amounts attributable to changes in the amounts payable by the company are recorded as employee compensation expense in the period of the change. For awards issued as part of the Arrangement, the mark-to-market movement in the awards is recoverable from the Asset Management Company.
During the six months ended June 30, 2024 the RSU Plan was settled and all participating Manager employees and directors received a cash settlement equal to the liability at the date of settlement. As the RSU Plan was a plan of the Corporation, all costs associated with settlement were reimbursed by the Corporation. As the RSUs have been settled, the fair value is $nil as at June 30, 2024 (December 31, 2023 – $195 million).
For the three and six months ended June 30, 2024, employee compensation expense totaled $nil and $5 million, respectively (2023 - $2 million and $8 million), due to the change in the underlying share price.